FormulaFolios Income ETF

FFTI

Supplement dated June 27, 2017

to the Prospectus, Prospectus Summary and Statement of Additional Information dated May 5, 2017

Please be advised that, effective close of business on July 7, 2017, the name of FormulaFolios Income ETF is changed to FormulaFolios Tactical Income ETF. Consequently, all references to FormulaFolios Income ETF in the Prospectus, Prospectus Summary and Statement of Additional Information are deleted and replaced with FormulaFolios Tactical Income ETF.

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This Supplement, and the Prospectus, Prospectus Summary and Statement of Additional Information dated May 5, 2017, each provide information that you should know before investing in the Fund and should be retained for future reference. The Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated herein by reference. All of these documents are available upon request and without charge by calling 888-562-8880.

Please retain this Supplement for future reference.